Investment in Related Party (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands			12 Months Ended
	Jul. 14, 2024	Oct. 23, 2023	Dec. 31, 2025	Dec. 31, 2024	Jun. 24, 2025	May 23, 2025
Investment in Related Party [Line Items]
Acquired additional issued shares	500		416
Acquired price per share (in Dollars per share)			$ 0.4
Acquired shares		2,100
Ownership percentage	8.86%
Number of shares sold					450	1,659
Acquired shares ownership percentage					1.24%
OKYO Pharma Ltd [Member]
Investment in Related Party [Line Items]
Share price (in Dollars per share)				$ 2.07
Finance expense (in Dollars)				$ 1,091